Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ 1,050	$ 331
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(581)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	1,300
Other comprehensive income (loss)	719	(1,041)	$ 51
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-Sale, Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	4	(502)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	506
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0
Other comprehensive income (loss)	506
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	875	(377)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(48)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	1,300
Other comprehensive income (loss)	1,252
Accumulated Foreign Currency Adjustment Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	171	$ 1,210
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(1,039)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0
Other comprehensive income (loss)	$ (1,039)